PROPERTY, PLANT, AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Schedule of property, plant, and equipment, net
Estimates of useful lives follow.

Useful lives (In years)
Gathering and processing systems and related equipment	30
Other	4-15
Details on property, plant, and equipment follow.

	December 31,
	2015	2014

	(In thousands)
Gathering and processing systems and related equipment	$1,883,139	$1,630,250
Construction in progress	75,132	48,500
Land and line fill	11,055	11,057
Other	32,427	58,375
Total	2,001,753	1,748,182
Less accumulated depreciation	188,970	125,542
Property, plant, and equipment, net	$1,812,783	$1,622,640

Schedule of long-lived asset impairments
For the assets which had fair values below their carrying value, we recognized the following long-lived asset impairments, by segment.

	Year ended December 31,
	2015	2014	2013

	(In thousands)
Long-lived asset impairment:
Williston Basin	$7,554	$—	$—
Barnett Shale	531	5,505	—
Piceance/DJ Basins	1,220	—	—

Schedule of depreciation expense and capitalized interest	Depreciation expense and capitalized interest follow.

	Year ended December 31,
	2015	2014	2013

	(In thousands)
Depreciation expense	$63,915	$53,064	$37,947
Capitalized interest	3,372	4,646	6,690